Loans - Schedule of Long-Term Bank Loan (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Long-Term Bank Loan [Line Items]
Total long-term bank loan	$ 2,867,040
Current portion of long-term bank loan
Non-current portion of long-term bank loan	2,867,040
Industrial and Commercial Bank of China [Member]
Schedule of Long-Term Bank Loan [Line Items]
Total long-term bank loan	$ 2,867,040